COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Sep. 23, 2015	Jan. 29, 2014	Dec. 18, 2013	Feb. 28, 2018	Jan. 31, 2018	Jan. 31, 2016	Dec. 31, 2017
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Government land use fee payable per annum			$ 186
Total commitment for government land use fees							$ 2,446
Contract expiration date							2031-03
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees							$ 19,228
Contract expiration date							2033-08
Additional land premium paid						$ 23,344
Additional land premium payable		$ 23,344
Government land use fee payable per annum during the development period		1,185
Government land use fee payable per annum after the development period		$ 1,235
City of Dreams - Cotai Land [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Extended end date of development period					Jun. 11, 2018
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees							$ 9,203
Contract expiration date							2026-10
Government land use fee payable per annum during the development period	$ 490
Government land use fee payable per annum after the development period	$ 1,131
Studio City - Studio City Land [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Extended end date of development period				Jul. 24, 2021
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Initial contract term (in years)							25 years
Contract term of further renewable consecutive periods (in years)							10 years
Frequency of land use fee amounts to be adjusted							Every five years